CONCENTRATIONS OF RISK	12 Months Ended
Dec. 31, 2021
CONCENTRATIONS OF RISK
Note 11 - Concentrations Of Risk

11. CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a) Major customers

For the year ended December 31, 2021, there is one single customer who accounts for 97% of the Company’s revenue totaling $1,259,890 with $15,773 accounts receivable at December 31, 2021.

For the year ended December 31, 2020, there is one single customer who accounts for 90% of the Company’s revenue totaling $214,869 with $0 accounts receivable at December 31, 2020.

(b) Major vendors

For the year ended December 31, 2021, there is one single vendor who accounts for 99% of the Company’s cost of revenue totaling $1,273,991 with $15,696 accounts payable at December 31, 2021.

For the year ended December 31, 2020, there is one single vendor who accounts for 97% of the Company’s cost of revenue totaling $225,785 with $0 accounts payable at December 31, 2020.

(c) Economic and political risk

The Company’s major operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Company’s business, financial condition, and results of operations.

(d) Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of HKD and SGD converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.